Disclosure of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	$ 38
Intangible assets, closing amount	31	$ 38
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	38
Intangible assets, closing amount	31	38
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	157	141
Additions	14	16
Disposals	(1)	0
Intangible assets, closing amount	170	157
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	(119)	(100)
Disposals	1	0
Amortization	(20)	(19)
Exchange difference	1	0
Intangible assets, closing amount	(139)	(119)
Gaming licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, closing amount	0
Gaming licences [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	0
Additions	6
Intangible assets, closing amount	6	0
Gaming licences [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	0
Amortization	(6)
Intangible assets, closing amount	$ (6)	$ 0